Other current assets	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Other current assets
Note 10. Other current assets

	2025	2024
	A$’000	A$’000
Prepayments	491	591

Other assets is comprised of the prepayment of invoices in relation to the annual insurance renewal program. An offsetting borrowing for the funding of this prepayment is included in Borrowings - See Note 13 Borrowings.